Employee Benefits - Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Japanese plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	¥ 607,727	¥ 467,885	¥ 531,159
Commingled funds	500,243	420,604	484,934
Insurance contracts	216,423	226,043	226,093
Other	298,677	242,867	211,214
Total	1,806,265	1,519,254	1,606,630
Japanese plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	110,699	86,212	98,578
Japanese plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	72,496	75,644	54,652
Japanese plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	607,727	467,885	531,159
Commingled funds	0
Insurance contracts	0
Other	145,801	89,986	84,208
Total	864,227	644,083	713,945
Japanese plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	110,699	86,212	98,578
Japanese plans [Member] | Quoted prices in active markets available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Japanese plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	0
Commingled funds	500,243	420,604	484,934
Insurance contracts	216,423	226,043	226,093
Other	152,876	152,881	127,006
Total	942,038	875,171	892,685
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	72,496	75,644	54,652
Foreign plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	194,927	111,997	123,875
Commingled funds	385,663	253,189	298,012
Insurance contracts	0
Other	181,837	151,364	154,967
Total	1,079,543	868,903	882,785
Foreign plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	113,476	181,702	141,054
Foreign plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	203,640	170,650	164,877
Foreign plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	194,927	111,997	123,875
Commingled funds	0
Insurance contracts	0
Other	16,182	10,425	10,292
Total	324,584	304,124	275,221
Foreign plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	113,476	181,702	141,054
Foreign plans [Member] | Quoted prices in active markets available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Foreign plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	0
Commingled funds	385,663	253,189	298,012
Insurance contracts	0
Other	165,655	140,939	144,675
Total	754,958	564,779	607,564
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	¥ 203,640	¥ 170,650	¥ 164,877